Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Detail)	12 Months Ended
Feb. 02, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	40 years
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	7 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years